CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents reported in Cash and cash equivalents	¥ 4,424,462	¥ 4,239,359	¥ 3,820,685
Restricted cash and restricted cash equivalents reported in Deposits with stock exchanges and other segregated cash	979	59,663	167
Total cash, cash equivalent, restricted cash and restricted cash equivalents	4,425,441	4,299,022	3,820,852
Right-of-use asset	¥ 29,148	¥ 29,374	¥ 36,032